Stock-Based Compensation - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock-based compensation
Total	$ 87,996	$ 67,105	$ 61,289
Non-cash stock-based compensation charged through Amount due from SINA	7,900
Costs of revenues
Stock-based compensation
Total	8,112	5,384	5,251
Sales and marketing
Stock-based compensation
Total	15,292	9,983	9,828
Product development
Stock-based compensation
Total	43,622	33,093	28,628
General and administrative
Stock-based compensation
Total	$ 20,970	$ 18,645	$ 17,582